Loans and Credit from Banking Corporations (Details) - USD ($) $ in Thousands	Oct. 15, 2024	Dec. 31, 2024	Dec. 31, 2023
Loans and Credit from Banking Corporations [Abstract]
Loan received	$ 163	$ 138
Annual interest	12 months
Annual interest on initial loan percentage	12.00%